Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Assumptions Used for Determining Fair Values of Common Stock Warrants

As of December 31, 2013, the aggregate common stock warrant liability of approximately $2,132,000 was estimated using a probability weighted Black-Scholes valuation model with the following assumptions for both the five-year and two-year common stock warrant terms separately:

	Five-year term	Two-year term
Stock price	$1.48 – 7.69	$1.48 – 7.69
Exercise price	$1.48 – 7.69	$1.48 – 7.69
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	1.73%	0.38%
Expected life (in years)	5.00	2.00
Expected volatility	100.0%	90.0%

As of closing of the Company’s IPO on February 10, 2014, the aggregate common stock warrant liability of approximately $2,476,000 was estimated using a Black-Scholes valuation model with the following assumptions for both the five-year and two-year common stock warrant terms separately:

	Five-year term	Two-year term
Stock price	$8.91	$8.91
Exercise price	$10.00	$10.00
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	1.48%	0.32%
Expected life (in years)	5.00	2.00
Expected volatility	90.0%	90.0%

Schedule of Fair Value of Common and Preferred Stock Warrant Liability

The fair value attributed to the common and preferred share warrants as of December 31, 2013 and 2014 is as follows:

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Warrant Liability at December 31, 2013	—	—	2,140,532
Warrant Liability at December 31, 2014	—	—	1,070

Summary of Changes in Fair Value of Common and Preferred Stock Warrants

The following table includes a summary of changes in the fair value of the common and preferred share warrants for the years ended December 31, 2013 and 2014:

Fair Value Measurements at Reporting Date Using Significant Unobservable Inputs (Level 3)
Balance at December 31, 2012	$981,747
Warrant liability incurred in 2013	2,322,042
Change in fair value included in expense in 2013	(782,112)
Warrant liability reclassified to additional paid-in capital in 2013	(381,145)

Balance at December 31, 2013	2,140,532
Warrant liability incurred in 2014	135,222
Change in fair value included in expense in 2014	200,936
Warrant liability reclassified to additional paid-in capital in 2014	(2,475,620)

Balance at December 31, 2014	$1,070

Over Allotment Option And Common Stock Warrants [Member]
Assumptions Used for Determining Fair Values of Over-allotment Option and Common Stock Warrants

The fair values of these over-allotment options and all common stock warrants issued in this offering were estimated using Black-Scholes valuation models with the following assumptions:

	Over- allotment Options	Warrants
Stock price	$1.41	$1.41
Exercise price	$1.25	$1.56
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	0.02%	1.53%
Expected life (in years)	0.12	5.00
Expected volatility	168.1%	90.0%

Stock Option And Common Stock Warrants [Member]
Assumptions Used for Determining Fair Values of Over-allotment Option and Common Stock Warrants

The fair values of these stock option and common stock warrants were estimated using Black-Scholes valuation models with the following assumptions:

	Options	Warrants
Stock price	$8.91	$8.91
Exercise price	$9.30	$12.50
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	0.07%	1.46%
Expected life (in years)	0.12	5.00
Expected volatility	70.0%	90.0%

Common Stock Warrants [Member]
Assumptions Used for Determining Fair Values of Stock Option and Common Stock Warrants

The fair value of this warrant was estimated using a Black-Scholes valuation model with the following assumptions:

Stock price	$4.74
Exercise price	$4.72
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	2.67%
Expected life (in years)	10.00
Expected volatility	110.0%